Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information Line Items
Entity Central Index Key	0001949712
Amendment Description	Amendment No. 13
Document Type	F-4/A
Entity Registrant Name	ClimateRock Holdings Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	25 Bedford Square
Entity Address, City or Town	London
Entity Address, Postal Zip Code	WC1B 3HH
Entity Address, Country	GB
City Area Code	+44
Local Phone Number	208 050 7820
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	850 Library Avenue
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	19711
City Area Code	(302)
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates
Entity Address, Address Line Two	Suite 204
Entity Address, State or Province	DE